Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

Abbott Labs 	     Common    002824100    172288   2672371  SH	  Sole
Accenture Ltd	     Common    G1151C101    218307   3633611  SH	  Sole
Allergan	     Common    018490102    238159   2572748  SH          Sole
Apple Inc            Common    037833100    364660    624417  SH          Sole
CH Robinson Inc	     Common    12541W209    209865   3585604  SH	  Sole
Coach Inc	     Common    189754104    170640   2917915  SH          Sole
Cognizant Tech Sol   Common    192446102    240199   4003321  SH          Sole
Factset Res	     Common    303075105    179450   1930819  SH          Sole
Google		     Common    38259P508    230240    396918  SH          Sole
Intuit Inc	     Common    461202103    128896   2171798  SH          Sole
Intuitive Surgical   Common    46120E602    241617    436298  SH          Sole
Microsoft Corp       Common    594918104    197301   6449855  SH          Sole
Nike Inc Cl B        Common    654106103     63489    723520  SH          Sole
Oracle Corp	     Common    68389X105    213300   7181823  SH          Sole
Qualcomm Inc         Common    747525103    246988   4435841  SH	  Sole
Starbucks Corp       Common    855244109    241960   4537890  SH          Sole
T Rowe Price Grp Inc Common    74144T108    243391   3865810  SH          Sole
Varian Medical Sys   Common    92220P105    171950   2828120  SH	  Sole